Operating Leases (Details) - Schedule of Maturity of Operating Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases (Details) - Schedule of Maturity of Operating Lease Liabilities [Line Items]
2024	$ 274
2025	105
2026	75
2027	75
2028	80
Thereafter	344
Total	953
Less: imputed interest	143
Present value of lease liabilities	810	$ 419
Land & Plant lease [Member]
Operating Leases (Details) - Schedule of Maturity of Operating Lease Liabilities [Line Items]
2024	131
2025	105
2026	75
2027	75
2028	80
Thereafter	344
Total	809
Less: imputed interest	139
Present value of lease liabilities	670
Office and other leases [Member]
Operating Leases (Details) - Schedule of Maturity of Operating Lease Liabilities [Line Items]
2024	143
2025	0
2026	0
2027	0
2028	0
Thereafter	0
Total	144
Less: imputed interest	4
Present value of lease liabilities	$ 140